Loss Per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share
Loss Per Share

26.  Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss	(4,016,949)	(14,437,104)	(20,719,753)
Accretion on redeemable non-controlling interests to redemption value	(6,586,579)	(279,355)	(303,163)
Net loss attributable to non-controlling interests	31,219	157,014	(124,051)
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(10,572,309)	(14,559,445)	(21,146,967)
Denominator:
Weighted-average number of ordinary shares outstanding – basic and diluted	1,572,702,112	1,636,999,280	1,700,203,886
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(6.72)	(8.89)	(12.44)

For the years ended December 31, 2021, 2022 and 2023, the Company had potential ordinary shares, including non-vested restricted shares, option granted and convertible notes. As the Group incurred losses for the years ended December 31, 2021, 2022 and 2023, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. The weighted average numbers of these potential ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2021	2022	2023
Restricted shares	1,358,110	4,051,753	—
Outstanding weighted average options granted	56,768,907	55,132,378	43,876,236
Convertible notes	45,323,169	37,671,003	57,008,080
Total	103,450,186	96,855,134	100,884,316